PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2021	2022
	$	$

Computers	883,249	1,381,797
Office equipment, furniture and fittings	43,060	62,262
Leasehold improvements	252,778	381,443
Transportation assets	208,701	123,835
Warehouse equipment	20,796	36,023
Land	196,421	272,042
Building	1,956	14,702
Construction-in-progress	22,952	51,575
	1,629,913	2,323,679
Less: accumulated depreciation	(599,950)	(935,784)
	1,029,963	1,387,895

Depreciation expenses recognized for each of the years ended December 31, 2020, 2021 and 2022 were included in the following captions:

	Year ended December 31,
	2020 $	2021 $	2022 $

Cost of revenue	118,691	180,140	261,582
Sales and marketing expenses	4,965	7,960	10,733
General and administrative expenses	41,384	64,187	117,593
Research and development expenses	4,027	8,395	15,019
	169,067	260,682	404,927